UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22789

Morgan Stanley AIP Series Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	March 31,

Date of reporting period:	September 30, 2015

Item 1 - Report to Shareholders

ALTERNATIVE INVESTMENT PARTNERS

AIP Series Trust

AIP Dynamic Alternative Strategies Fund

Semi-Annual Report

September 30, 2015

AIP Series Trust

Semi-Annual Report — September 30, 2015

Table of Contents

Shareholders' Letter	2
Expense Example	3
Investment Overview	4
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Investment Advisory Agreement Approval	27
U.S. Privacy Policy	29
Trustee and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by the prospectus of the AIP Series Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

AIP Series Trust

Semi-Annual Report — September 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in AIP Dynamic Alternative Strategies Fund (the "Fund") performed during the latest six-month period.

Morgan Stanley AIP GP LP is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley AIP GP LP, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

October 2015

2

AIP Series Trust

Semi-Annual Report — September 30, 2015

Expense Example (unaudited)

AIP Dynamic Alternative Strategies Fund

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including sales charges (loads); and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/15	Actual Ending Account Value 9/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
AIP Dynamic Alternative Strategies Fund Class A	$1,000.00	$960.50	$1,017.60	$7.32	$7.54	1.49%
AIP Dynamic Alternative Strategies Fund Class C	1,000.00	957.10	1,013.84	10.99	11.31	2.24
AIP Dynamic Alternative Strategies Fund Class I	1,000.00	961.60	1,019.25	5.70	5.87	1.16
AIP Dynamic Alternative Strategies Fund Class IS	1,000.00	961.70	1,019.30	5.66	5.82	1.15

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/365 (to reflect the most recent one-half year period).

**  Annualized.

3

AIP Series Trust

Semi-Annual Report — September 30, 2015

Investment Overview (unaudited)

AIP Dynamic Alternative Strategies Fund

Performance

For the six-month period ended September 30, 2015, the Fund's Class I shares had a total return based on net asset value and reinvestment of distributions per share of –3.84%, net of fees. The Fund's Class I shares underperformed against the Fund's benchmarks, the Citigroup 3-Month U.S. Treasury Bill Index (the "Index"), which returned 0.01%, and the Customized Allocation Index (comprised of 30% S&P 500® Total Return Index and 70% Barclays U.S. Aggregate Bond Total Return Index), which returned –2.16%.

Factors Affecting Performance

•  The overall investment environment and the Fund's performance were driven mainly by the slowdown in global growth, which was initiated by the slowdown in China, and the potential start to the U.S. interest rate hiking cycle. Equity, credit, and commodity markets sold off over the time period, adjusting to the reduced levels of expected growth and potential monetary tightening. In addition, particular sector-specific events in the U.S. health care and energy sectors also affected performance.

•  The Chinese economy decelerated throughout the past six months and despite stimulus measures by the Chinese central bank, signs of a further slowdown emerged with inflation and industrial production slowing. China's deceleration fed through to the global economy. The International Monetary Fund lowered its growth estimates, globally, for the developed markets, and in particular the emerging markets, which are most affected. Equities worldwide sold off mid-August through September, erasing gains for the year.

•  Additionally, anticipation of the U.S. Federal Reserve (Fed) rate hike induced volatility and uncertainty into the markets. The Fed deferred the start of the U.S. interest rate cycle, citing weakness in the equity market, a slowdown in emerging market growth, and the strength of the U.S. dollar as reasons for the delay. Its decision confirmed investor fears regarding weakness in global growth and put further downward pressure on equities. The Fund's equity strategies, including the long-biased, activist, and small-cap premium strategies were negatively affected. The Fund's external long/short equity managers, listed infrastructure, listed private equity, and real estate investment trust (REITs) strategies were also negatively affected but did outpace their respective benchmarks. Convertible bonds fell on back of equity market weakness. Senior loans also underperformed due to the Fed's interest rate deferment. However, the Fund's short-biased strategy performed positively, outpaced its respective benchmark, and was the second-largest contributor to Fund performance.

•  Also, within U.S. equities, the health care and energy sectors experienced sector-specific events that further affected the Fund's long-biased alpha strategy, which was the largest detractor from Fund performance. Health care stocks were pressured by the broader market pull-back, and fears of legislation targeting drug pricing deepened losses. The energy sector was further influenced by falling oil and natural gas prices, as well as surprise announcements regarding spin-offs and divestures.

•  The China slowdown affected commodity and commodity-related asset classes. Certain commodity complexes also suffered from a supply overhang, further exasperating the downfall of prices. Emerging market debt and frontier equities are heavily influenced by commodity prices and declined over the period. The energy sector in the high yield space also suffered, with spreads widening and posting losses overall. The Fund's emerging market debt local currency manager and one of the frontier equity managers did outperform their respective benchmarks.

•  Finally, as part of our investment mandate, we seek to manage market exposure so that the Fund provides meaningful diversification benefits when added to a portfolio of equities and bonds. We specifically seek low beta (a measure of sensitivity to market movements) to equities to protect against substantial market corrections. The Fund manages the overall beta of the portfolio to target an average beta of 0.35. Beta management is done through the use of futures and swaps for hedging purposes. Over the reporting period this strategy benefited the portfolio and was the largest contributor to Fund performance due to the weak performance of the S&P 500 Index.

4

AIP Series Trust

Semi-Annual Report — September 30, 2015

Investment Overview (unaudited) (cont'd)

AIP Dynamic Alternative Strategies Fund

Management Strategies

•  Within idiosyncratic alpha strategies, we increased the Fund's long-biased strategy over this time period and maintained the Fund's exposure to the short-biased and activist strategies. Given our view of the end of the beta-driven equity rally and the start of uncertainty and volatility in the equity markets, we placed emphasis on higher alpha-generating strategies over beta-driven strategies.

•  Within systematic alpha strategies, we closed or reduced certain positions. During the reporting period, we removed the foreign exchange (FX) carry and merger arbitrage strategies and reduced the value/growth strategy. Merger arbitrage exposure is partially encompassed in our activist alpha strategy. FX carry remains challenged due to its exposure to commodity-linked currencies, which continue to create currency volatility and a negative effect on the strategy. We maintained the Fund's allocation to small-cap premium and marginally increased exposure to mean reversion.

•  The alternative mutual funds category currently consists of a series of long/short equity investments and a managed futures allocation. We maintained the Fund's allocations among our long/short equity managers and managed futures manager. The Fund's long/short equity managers have been alpha generating and outpaced their benchmarks during difficult months in the broad equity market. Managed futures have provided the Fund with downside protection during recent periods of underperformance in equities, commodities, and currencies.

•  Within non-traditional market exposure, we reduced the Fund's exposure to high yield and emerging market assets due to their exposure to the energy commodity complex and, in the case of the emerging markets, future growth concerns. We had increased the Fund's exposure to senior loans in anticipation of the U.S. rate hike, but then reduced this exposure in favor of REITs as it became more likely the Fed would defer.

•  We increased the S&P beta hedge of the portfolio over this time period and continue to maintain a low level of overall portfolio beta exposure.

Performance Compared to the Citigroup 3-Month U.S. Treasury Bill Index(1), the Customized Allocation Index (comprised of 30% S&P 500® Total Return Index and 70% Barclays U.S. Aggregate Total Return Index)(2) and Lipper Absolute Return Funds Index(3)

	Period Ended September 30, 2015 Total Returns(4)
		Average Annual
	One Year	Five Years	Ten Years	Since Inception(6)
Class A Shares w/o sales charges(5)	–2.91%	—	—	–1.60%
Class A Shares with maximum sales charges(5)	–8.29	—	—	–3.86
Class C Shares w/o sales charges(5)	–3.59	—	—	–2.37
Class C Shares with maximum sales charges(5)	–4.54	—	—	–2.37
Class I Shares w/o sales charges(5)	–2.56	—	—	–1.30
Class IS Shares w/o sales charges(5)	–2.55	—	—	–1.26
Citigroup 3-Month U.S. T-Bill Index	0.02	—	—	0.03
Customized Allocation Index	2.00	—	—	4.27
Lipper Absolute Return Funds Index	–2.48	—	—	0.23

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

(1)  The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Customized Allocation Index is comprised of 30% S&P 500® Total Return Index (benchmark that measures the U.S. equity market performance) and 70% Barclays U.S. Aggregate Total Return Index (benchmark that provides a broadbased measure of the global investment grade fixed-rate debt markets). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  Lipper Absolute Return Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Absolute Return Funds Index classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Fund is in the Lipper Absolute Return Funds classification.

(4)  Total returns for the Fund reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower.

(5)  Commenced operations on April 30, 2013.

(6)  For comparative purposes, since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Indexes.

5

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

Portfolio of Investments

AIP Dynamic Alternative Strategies Fund

	Shares	Value (000)
Common Stocks (29.1%)
Aerospace & Defense (0.4%)
Precision Castparts Corp.	158	$36
TransDigm Group, Inc. (a)	218	47
		83
Banks (1.7%)
Investors Bancorp, Inc.	5,932	73
US Bancorp	2,180	90
Wells Fargo & Co.	3,234	166
		329
Beverages (1.1%)
Constellation Brands, Inc., Class A	1,645	206
Biotechnology (0.8%)
Amgen, Inc.	520	72
United Therapeutics Corp. (a)	646	85
		157
Capital Markets (8.7%)
American Capital Ltd. BDC (a)	9,254	113
American Capital Senior Floating Ltd. BDC	612	7
Apollo Investment Corp. BDC	13,123	72
Ares Capital Corp. BDC	8,117	118
Bank of New York Mellon Corp. (The)	7,968	312
BlackRock Capital Investment Corp. BDC	3,736	33
Capital Southwest Corp. BDC	427	20
Capitala Finance Corp. BDC	785	10
Fidus Investment Corp. BDC	774	11
Fifth Street Finance Corp. BDC	9,774	60
Fifth Street Senior Floating Rate Corp. BDC	2,598	23
FS Investment Corp. BDC	11,761	110
Garrison Capital, Inc. BDC	588	8
Gladstone Capital Corp. BDC	1,439	12
Gladstone Investment Corp. BDC	2,020	14
Goldman Sachs Group, Inc. (The)	802	139
Golub Capital BDC, Inc. BDC	2,464	39
Hercules Technology Growth Capital, Inc. BDC	5,276	53
Horizon Technology Finance Corp. BDC	1,091	10
KCAP Financial, Inc. BDC	2,611	12
Main Street Capital Corp. BDC	2,959	79
Medallion Financial Corp. BDC	1,486	11
Medley Capital Corp. BDC	3,512	26
Monroe Capital Corp. BDC	575	8
MVC Capital, Inc. BDC	501	4
New Mountain Finance Corp. BDC	2,593	35
Newtek Business Services Corp. BDC	305	5
PennantPark Floating Rate Capital Ltd. BDC	1,467	18
PennantPark Investment Corp. BDC	5,199	34
Prospect Capital Corp. BDC	16,717	119
Solar Capital Ltd. BDC	1,858	29
Solar Senior Capital Ltd. BDC	238	3
Stellus Capital Investment Corp. BDC	915	9
TCP Capital Corp. BDC	2,079	28
THL Credit, Inc. BDC	1,763	19
	Shares	Value (000)
TICC Capital Corp. BDC	3,642	$25
TPG Specialty Lending, Inc. BDC	1,766	29
Triangle Capital Corp. BDC	1,719	28
WhiteHorse Finance, Inc. BDC	430	5
		1,690
Chemicals (1.4%)
Air Products & Chemicals, Inc.	1,044	133
CF Industries Holdings, Inc.	1,726	78
Dow Chemical Co. (The)	1,655	70
		281
Construction & Engineering (0.2%)
AECOM (a)	1,263	35
Consumer Finance (0.8%)
Capital One Financial Corp.	2,229	162
Diversified Consumer Services (0.2%)
Sotheby's	967	31
Diversified Financial Services (0.4%)
McGraw Hill Financial, Inc.	833	72
Electric Utilities (0.5%)
Eversource Energy	597	30
ITC Holdings Corp.	906	30
Pepco Holdings, Inc.	881	22
UIL Holdings Corp.	201	10
		92
Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	446	64
Sysco Corp.	885	35
Walgreens Boots Alliance, Inc.	2,382	198
		297
Food Products (0.2%)
Kraft Heinz Co. (The)	600	42
Gas Utilities (0.5%)
AGL Resources, Inc.	20	1
Atmos Energy Corp.	108	6
Laclede Group, Inc. (The)	520	28
New Jersey Resources Corp.	176	5
Northwest Natural Gas Co.	226	11
ONE Gas, Inc.	545	25
Piedmont Natural Gas Co., Inc.	347	14
Southwest Gas Corp.	157	9
WGL Holdings, Inc.	115	7
		106
Health Care Equipment & Supplies (0.9%)
Hologic, Inc. (a)	4,526	177
Health Care Providers & Services (0.3%)
Express Scripts Holding Co. (a)	665	54
Hotels, Restaurants & Leisure (0.3%)
Aramark	1,906	56
Independent Power Producers & Energy Traders (0.3%)
NRG Energy, Inc.	3,974	59

The accompanying notes are an integral part of the financial statements.
6

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

AIP Dynamic Alternative Strategies Fund

	Shares	Value (000)
Information Technology Services (1.0%)
Blackhawk Network Holdings, Inc. (a)	842	$36
Mastercard, Inc., Class A	1,055	95
Visa, Inc., Class A	975	68
		199
Insurance (0.7%)
American International Group, Inc.	2,268	129
Internet & Catalog Retail (0.2%)
Shutterfly, Inc. (a)	898	32
Internet Software & Services (0.5%)
Akamai Technologies, Inc. (a)	1,004	69
eBay, Inc. (a)	1,079	27
		96
Life Sciences Tools & Services (0.2%)
Illumina, Inc. (a)	246	43
Machinery (0.2%)
AGCO Corp.	834	39
Media (1.0%)
Liberty Global PLC, Series C (a)	2,169	89
Liberty Media Corp., Class A (a)	956	34
Lions Gate Entertainment Corp. (Canada)	931	34
Time Warner Cable, Inc.	197	36
		193
Multi-Utilities (0.6%)
CenterPoint Energy, Inc.	802	14
Consolidated Edison, Inc.	471	31
NiSource, Inc.	432	8
NorthWestern Corp.	573	31
PG&E Corp.	419	22
Sempra Energy	151	15
		121
Oil, Gas & Consumable Fuels (0.7%)
Cheniere Energy, Inc. (a)	183	9
Enbridge Energy Management LLC (a)	155	4
Enbridge, Inc. (Canada)	266	10
Inter Pipeline Ltd. (Canada)	111	2
Kinder Morgan, Inc.	358	10
ONEOK, Inc.	176	6
Pembina Pipeline Corp.	598	14
Rice Energy, Inc. (a)	2,498	40
Spectra Energy Corp.	741	19
Targa Resources Corp.	8	—	@
TransCanada Corp.	586	19
Williams Cos., Inc. (The)	149	6
		139
Professional Services (0.2%)
TransUnion (a)	1,371	34
Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. REIT	368	32
Crown Castle International Corp. REIT	591	47
		79
	Shares	Value (000)
Real Estate Management & Development (0.4%)
Forest City Enterprises, Inc., Class A (a)	4,294	$86
Software (1.4%)
Autodesk, Inc. (a)	1,362	60
CDK Global, Inc.	3,768	180
VMware, Inc., Class A (a)	534	42
		282
Specialty Retail (0.2%)
Asbury Automotive Group, Inc. (a)	437	35
Tech Hardware, Storage & Peripherals (0.3%)
SanDisk Corp.	1,090	59
Trading Companies & Distributors (0.2%)
Avolon Holdings Ltd. (a)	1,201	37
Water Utilities (0.6%)
American States Water Co.	512	21
American Water Works Co., Inc.	974	54
Aqua America, Inc.	1,168	31
California Water Service Group	626	14
		120
Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A (a)	251	26
Total Common Stocks (Cost $6,379)		5,678
Investment Companies/Mutual Funds (66.1%)
AQR Managed Futures Strategy Fund	167,082	1,878
BlackRock High Yield Portfolio	47,758	354
Boston Partners Long/Short Research Fund	122,289	1,828
Burnham Financial Long/Short Fund	119,511	1,929
Deutsche Real Estate Securities Fund	47,232	1,013
Eaton Vance Floating-Rate Advantaged Fund	86,020	904
Franklin Convertible Securities Fund	73,626	1,271
Gotham Absolute Return Fund	90,573	1,130
HSBC Frontier Markets Fund	108,076	1,265
iShares JP Morgan USD Emerging Markets Bond ETF	1,934	206
RBC BlueBay Emerging Market Corporate Bond Fund	82,249	768
TCW Emerging Markets Local Currency Income Fund	7,322	58
Templeton Frontier Markets Fund	24,607	299
Total Investment Companies/Mutual Funds (Cost $13,282)		12,903
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $423)	423,478	423
Total Investments (97.4%) (Cost $20,084) (b)(c)		19,004
Other Assets in Excess of Liabilities (2.6%)		498
Net Assets (100.0%)		$19,502

(a)  Non-income producing security.

The accompanying notes are an integral part of the financial statements.
7

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

AIP Dynamic Alternative Strategies Fund

(b)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(c)  At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $441,000 and the aggregate gross unrealized depreciation is approximately $1,521,000 resulting in net unrealized depreciation of approximately $1,080,000.

@  Value is less than $500.

BDC  Business Development Company.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	AUD	26	$18	12/17/15	USD	18	$18	$	(—	@)
JPMorgan Chase Bank NA	EUR	9	10	12/17/15	USD	10	10		—	@
JPMorgan Chase Bank NA	GBP	5	8	12/17/15	USD	8	8		—	@
JPMorgan Chase Bank NA	JPY	932	8	12/17/15	USD	8	8		—	@
JPMorgan Chase Bank NA	NOK	87	10	12/17/15	USD	10	10		—	@
JPMorgan Chase Bank NA	NZD	41	26	12/17/15	USD	26	26		(—	@)
JPMorgan Chase Bank NA	SEK	154	19	12/17/15	USD	19	19		—	@
JPMorgan Chase Bank NA	USD	25	25	12/17/15	CHF	25	25		(—	@)
JPMorgan Chase Bank NA	USD	10	10	12/17/15	EUR	9	10		(—	@)
JPMorgan Chase Bank NA	USD	8	8	12/17/15	GBP	5	8		(—	@)
JPMorgan Chase Bank NA	USD	8	8	12/17/15	JPY	932	8		—	@
JPMorgan Chase Bank NA	USD	18	18	12/17/15	SEK	154	18		—	@
State Street Bank and Trust Co.	CHF	25	25	12/17/15	USD	25	25		—	@
State Street Bank and Trust Co.	USD	18	18	12/17/15	AUD	26	18		(—	@)
State Street Bank and Trust Co.	USD	11	11	12/17/15	NOK	87	11		(—	@)
State Street Bank and Trust Co.	USD	25	25	12/17/15	NZD	41	25		—	@
			$247				$247	$	(—	@)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Russell 1000 Value	1	$91	Dec-15	$(2)
Short:
Russell 1000 Growth	1	(93)	Dec-15	3
S&P 500 E MINI Index	44	(4,199)	Dec-15	122
				$123

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	Russell 2000 Net Index	$675	3 Month USD LIBOR minus 0.55%	Receive	1/22/16	$(83)
Bank of America NA	Russell 2000 Net Index	406	3 Month USD LIBOR minus 0.55%	Receive	1/27/16	(50)
Bank of America NA	U.S. Mean Reversion	342	3 Month USD LIBOR plus 0.85%	Receive	3/31/16	(— @)
Bank of America NA	U.S. Mean Reversion	96	3 Month USD LIBOR plus 0.85%	Receive	4/5/16	(— @)
Citibank NA	Citi Custom Short Alpha Strategy Basket Index††	210	3 Month USD LIBOR minus 0.09%	Pay	8/22/16	15
Citibank NA	Citi Custom Short Alpha Strategy Basket Index††	420	3 Month USD LIBOR minus 0.09%	Pay	8/22/16	53
Goldman Sachs International	S&P 500 Total Return Index	1,594	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	29
Goldman Sachs International	S&P 500 Total Return Index	1,743	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	30
						$(6)

††  See table below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the financial statements.
8

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

AIP Dynamic Alternative Strategies Fund

The following table represents the equity basket holdings underlying the total return swap with Citi Custom Short Alpha Strategy Basket Index as of September 30, 2015.

Security Description	Index Weight
Citi Custom Short Alpha Strategy Basket Index
Accenture PLC	2.71%
Amedisys, Inc.	2.39
AptarGroup Inc	2.69
Ascena Retail Group, Inc.	3.20
Bellatrix Exploration Ltd.	2.54
Blackstone Group LP (The)	2.36
Children's Place, Inc. (The)	2.74
Clean Harbors, Inc.	2.34
Discover Financial Services	2.68
Douglas Dynamics, Inc.	2.46
Genworth Financial, Inc.	2.52
Graphic Packaging Holding Co.	2.41
Insulet Corp.	2.44
Janus Capital Group, Inc.	2.44
Keurig Green Mountain, Inc.	2.93
Kite Pharma, Inc.	2.64
LinkedIn Corp.	2.85
LSB Industries, Inc.	1.65
Lydall, Inc.	2.68
Marketo, Inc.	2.78
Methanex Corp.	2.13
MobileIron, Inc.	1.97
NETGEAR, Inc.	2.52
New Media Investment Group, Inc.	2.77
Newmont Mining Corp.	2.57
NRG Yield, Inc.	1.88
Owens Corning	2.54
PVH Corp.	2.52
Rayonier Advanced Materials, Inc.	1.26
salesforce.com, Inc.	2.68
Sealed Air Corp.	2.45
Starwood Hotels & Resorts Worldwide, Inc.	2.45
TEGNA, Inc.	2.48
Towers Watson & Co.	2.66
Unilever PLC	2.66
United Rentals, Inc.	2.62
Veeva Systems, Inc.	2.63
WageWorks, Inc.	2.65
Watts Water Technologies, Inc.	2.63
Weatherford International PLC	2.48
100.00%

@  Value is less than $500.

LIBOR  London Interbank Offered Rate.

AUD  —  Australian Dollar

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

SEK  —  Swedish Krona

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Investment Companies/Mutual Funds	67.9%
Other*	23.2
Capital Markets	8.9
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with an underlying face amount of approximately $4,383,000 with net unrealized appreciation of approximately $123,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of less than $500 and does not include open swap agreements with net unrealized depreciation of approximately $6,000.

The accompanying notes are an integral part of the financial statements.
9

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

AIP Dynamic Alternative Strategies Fund

Statement of Assets and Liabilities	September 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $19,661)	$18,581
Investment in Security of Affiliated Issuer, at Value (Cost $423)	423
Total Investments in Securities, at Value (Cost $20,084)	19,004
Receivable for Investments Sold	390
Receivable for Variation Margin on Futures Contracts	128
Unrealized Appreciation on Swap Agreements	127
Dividends Receivable	23
Due from Adviser	18
Receivable for Swap Agreements Termination	11
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	—	@
Receivable from Affiliate	—	@
Receivable for Portfolio Shares Sold	—	@
Other Assets	38
Total Assets	19,739
Liabilities:
Unrealized Depreciation on Swap Agreements	133
Due to Broker	40
Payable for Professional Fees	31
Payable for Swap Agreements Termination	6
Payable for Custodian Fees	3
Bank Overdraft	3
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Administration Fees	1
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—	@
Other Liabilities	17
Total Liabilities	237
Net Assets	$19,502
Net Assets Consist of:
Paid-in-Capital	$20,929
Distributions in Excess of Net Investment Income	(168)
Accumulated Net Realized Loss	(296)
Unrealized Appreciation (Depreciation) on:
Investments	(1,080)
Futures Contracts	123
Swap Agreements	(6)
Foreign Currency Translations	(—	@)
Net Assets	$19,502

The accompanying notes are an integral part of the financial statements.
10

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

AIP Dynamic Alternative Strategies Fund

Statement of Assets and Liabilities (cont'd)	September 30, 2015 (000)
CLASS A:
Net Assets	$1,582
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	171,223
Net Asset Value, Redemption Price Per Share	$9.24
Maximum Sales Load	5.50%
Maximum Sales Charge	$0.54
Maximum Offering Price Per Share	$9.78
CLASS C:
Net Assets	$2,406
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	263,395
Net Asset Value, Offering and Redemption Price Per Share	$9.14
CLASS I:
Net Assets	$14,454
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	1,559,039
Net Asset Value, Offering and Redemption Price Per Share	$9.27
CLASS IS:
Net Assets	$1,060
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	114,268
Net Asset Value, Offering and Redemption Price Per Share	$9.28

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

AIP Dynamic Alternative Strategies Fund

Statement of Operations	Six Months Ended September 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$208
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	208
Expenses:
Advisory Fees (Note B)	55
Professional Fees	51
Custodian Fees (Note F)	33
Registration Fees	24
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	13
Shareholder Reporting Fees	13
Administration Fees (Note C)	8
Pricing Fees	6
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	1
Sub Transfer Agency Fees — Class I	— @
Trustees' Fees and Expenses	1
Other Expenses	4
Total Expenses	218
Waiver of Advisory Fees (Note B)	(55)
Expenses Reimbursed by Adviser (Note B)	(18)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	141
Net Investment Income	67
Realized Gain (Loss):
Investments Sold	(229)
Foreign Currency Forward Exchange Contracts	(9)
Foreign Currency Transactions	(2)
Futures Contracts	320
Swap Agreements	236
Net Realized Gain	316
Change in Unrealized Appreciation (Depreciation):
Investments	(1,261)
Foreign Currency Forward Exchange Contracts	1
Foreign Currency Translations	(— @)
Futures Contracts	126
Swap Agreements	(58)
Net Change in Unrealized Appreciation (Depreciation)	(1,192)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(876)
Net Decrease in Net Assets Resulting from Operations	$(809)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

AIP Series Trust

Semi-Annual Report — September 30, 2015

AIP Dynamic Alternative Strategies Fund

Statements of Changes in Net Assets	Six Months Ended September 30, 2015 (unaudited) (000)	Year Ended March 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$67	$388
Net Realized Gain	316	88
Net Change in Unrealized Appreciation (Depreciation)	(1,192)	(346)
Net Increase (Decrease) in Net Assets Resulting from Operations	(809)	130
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(69)
Class C:
Net Investment Income	—	(46)
Class I:
Net Investment Income	—	(376)
Class IS:
Net Investment Income	—	(24)
Total Distributions	—	(515)
Capital Share Transactions: (1)
Class A:
Subscribed	—	583
Distributions Reinvested	—	67
Redeemed	(480)	(2,099)
Class C:
Subscribed	254	679
Distributions Reinvested	—	45
Redeemed	(176)	(1,039)
Class I:
Subscribed	53	2,686
Distributions Reinvested	—	153
Redeemed	(970)	(4,381)
Class IS:
Subscribed	—	480
Distributions Reinvested	—	22
Redeemed	(181)	(441)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,500)	(3,245)
Total Decrease in Net Assets	(2,309)	(3,630)
Net Assets:
Beginning of Period	21,811	25,441
End of Period (Including Distributions in Excess of Net Investment Income of $(168) and $(235))	$19,502	$21,811
(1) Capital Share Transactions:
Class A:
Shares Subscribed	—	60
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(51)	(217)
Net Decrease in Class A Shares Outstanding	(51)	(150)
Class C:
Shares Subscribed	26	70
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(18)	(108)
Net Increase (Decrease) in Class C Shares Outstanding	8	(33)
Class I:
Shares Subscribed	6	276
Shares Issued on Distributions Reinvested	—	16
Shares Redeemed	(101)	(450)
Net Decrease in Class I Shares Outstanding	(95)	(158)
Class IS:
Shares Subscribed	—	50
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(19)	(45)
Net Increase (Decrease) in Class IS Shares Outstanding	(19)	7

The accompanying notes are an integral part of the financial statements.
13

AIP Series Trust

Semi-Annual Report — September 30, 2015

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class A
Selected Per Share Data and Ratios	Six Months Ended September 30, 2015 (unaudited)		For Year Ended March 31, 2015	Period from April 30, 2013^ to March 31, 2014
Net Asset Value, Beginning of Period	$9.62		$9.78	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02		0.16	0.06
Net Realized and Unrealized Loss	(0.40)		(0.12)	(0.09)
Total from Investment Operations	(0.38)		0.04	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)	(0.14)
Paid-in-Capital	—		—	(0.05)
Total Distributions	—		(0.20)	(0.19)
Net Asset Value, End of Period	$9.24		$9.62	$9.78
Total Return++	(3.95	)%#	0.46%	(0.32	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,582		$2,141	$3,643
Ratio of Expenses to Average Net Assets (1)	1.49	%+*	1.47%+	1.50	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.44	%+*	1.59%+	0.69	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§*
Portfolio Turnover Rate	86	%#	187%	183	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.35	%*	2.09%	2.72	%*
Net Investment Income (Loss) to Average Net Assets	(0.42	)%*	0.97%	(0.53	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

AIP Series Trust

Semi-Annual Report — September 30, 2015

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class C
Selected Per Share Data and Ratios	Six Months Ended September 30, 2015 (unaudited)		Year Ended March 31, 2015	Period from April 30, 2013^ to March 31, 2014
Net Asset Value, Beginning of Period	$9.55		$9.73	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		0.08	0.01
Net Realized and Unrealized Loss	(0.40)		(0.11)	(0.12)
Total from Investment Operations	(0.41)		(0.03)	(0.11)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)	(0.11)
Paid-in-Capital	—		—	(0.05)
Total Distributions	—		(0.15)	(0.16)
Net Asset Value, End of Period	$9.14		$9.55	$9.73
Total Return++	(4.29	)%#	(0.30)%	(1.10	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,406		$2,439	$2,809
Ratio of Expenses to Average Net Assets (1)	2.24	%+*	2.24%+	2.25	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.28	)%+*	0.79%+	0.09	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.00	%*§
Portfolio Turnover Rate	86	%#	187%	183	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.01	%*	2.92%	3.39	%*
Net Investment Income (Loss) to Average Net Assets	(1.05	)%*	0.11%	(1.05	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

AIP Series Trust

Semi-Annual Report — September 30, 2015

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class I
Selected Per Share Data and Ratios	Six Months Ended September 30, 2015 (unaudited)		Year Ended March 31, 2015	Period from April 30, 2013^ to March 31, 2014
Net Asset Value, Beginning of Period	$9.64		$9.79	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.18	0.09
Net Realized and Unrealized Loss	(0.41)		(0.10)	(0.10)
Total from Investment Operations	(0.37)		0.08	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)	(0.15)
Paid-in-Capital	—		—	(0.05)
Total Distributions	—		(0.23)	(0.20)
Net Asset Value, End of Period	$9.27		$9.64	$9.79
Total Return++	(3.84	)%#	0.81%	(0.07	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,454		$15,947	$17,750
Ratio of Expenses to Average Net Assets (1)	1.16	%+*	1.16%+	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.81	%+*	1.79%+	1.05	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.00	%§*
Portfolio Turnover Rate	86	%#	187%	183	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.85	%*	1.78%	2.27	%*
Net Investment Income (Loss) to Average Net Assets	0.12	%*	1.17%	(0.07	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

AIP Series Trust

Semi-Annual Report — September 30, 2015

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class IS
Selected Per Share Data and Ratios	Six Months Ended September 30, 2015 (unaudited)		Year Ended March 31, 2015	Period from April 30, 2013^ to March 31, 2014
Net Asset Value, Beginning of Period	$9.65		$9.80	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.15	0.06
Net Realized and Unrealized Loss	(0.41)		(0.07)	(0.06)
Total from Investment Operations	(0.37)		0.08	0.00	‡
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)	(0.15)
Paid-in-Capital	—		—	(0.05)
Total Distributions	—		(0.23)	(0.20)
Net Asset Value, End of Period	$9.28		$9.65	$9.80
Total Return++	(3.83	)%#	0.82%	0.03	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,060		$1,284	$1,239
Ratio of Expenses to Average Net Assets (1)	1.15	%+*	1.14%+	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.82	%+*	1.52%+	0.71	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.00	%§*
Portfolio Turnover Rate	86	%#	187%	183	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.98	%*	1.91%	2.47	%*
Net Investment Income (Loss) to Average Net Assets	(0.01	)%*	0.75%	(0.61	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited)

AIP Dynamic Alternative Strategies Fund (the "Fund") was organized as a separate non-diversified Fund of the AIP Series Trust, a Delaware statutory trust, which was registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and commenced operations on April 30, 2013. The Fund applies investment company accounting and reporting guidance.

AIP Dynamic Alternative Strategies Fund seeks long-term capital appreciation with an emphasis on absolute (i.e., positive) returns and controlling downside risk. The Fund offers four classes of shares — Class A, Class C, Class I and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Investments in Underlying Funds are valued at the net asset value ("NAV") per share of each Underlying Fund determined as of the close of the New York Stock Exchange ("NYSE") on valuation date; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley AIP GP LP (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent

18

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$83	$—	$—	$83
Banks	329	—	—	329
Beverages	206	—	—	206
Biotechnology	157	—	—	157
Capital Markets	1,690	—	—	1,690
Chemicals	281	—	—	281
Construction & Engineering	35	—	—	35
Consumer Finance	162	—	—	162
Diversified Consumer Services	31	—	—	31
Diversified Financial Services	72	—	—	72
Electric Utilities	92	—	—	92
Food & Staples Retailing	297	—	—	297
Food Products	42	—	—	42
Gas Utilities	106	—	—	106
Health Care Equipment & Supplies	177	—	—	177
Health Care Providers & Services	54	—	—	54
Hotels, Restaurants & Leisure	56	—	—	56
Independent Power Producers & Energy Traders	59	—	—	59
Information Technology Services	199	—	—	199
Insurance	129	—	—	129
Internet & Catalog Retail	32	—	—	32

19

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Internet Software & Services	$96	$—	$—	$96
Life Sciences Tools & Services	43	—	—	43
Machinery	39	—	—	39
Media	193	—	—	193
Multi-Utilities	121	—	—	121
Oil, Gas & Consumable Fuels	139	—	—	139
Professional Services	34	—	—	34
Real Estate Investment Trusts (REITs)	79	—	—	79
Real Estate Management & Development	86	—	—	86
Software	282	—	—	282
Specialty Retail	35	—	—	35
Tech Hardware, Storage & Peripherals	59	—	—	59
Trading Companies & Distributors	37	—	—	37
Water Utilities	120	—	—	120
Wireless Telecommunication Services	26	—	—	26
Total Common Stocks	5,678	—	—	5,678
Investment Companies/ Mutual Funds	12,903	—	—	12,903
Short-Term Investment
Investment Company	423	—	—	423
Foreign Currency Forward Exchange Contracts	—	— @	—	— @
Futures Contracts	125	—	—	125
Total Return Swap Agreements	—	127	—	127
Total Assets	19,129	127	—	19,256
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(— @)	—	(— @)
Futures Contract	(2)	—	—	(2)
Total Return Swap Agreements	—	(133)	—	(133)
Total Liabilities	(2)	(133)	—	(135)
Total	$19,127	$(6)	$—	$19,121

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of

20

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount,

21

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of September 30, 2015.

22

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk		$—	@
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk		125	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk		127
Total				$252
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$	(—	@)
Futures Contract	Variation Margin on Futures Contract	Equity Risk		(2	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk		(133)
Total				$(135)

@ Amount is less than $500.

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(9)
Equity Risk	Futures Contracts	320
Equity Risk	Swap Agreements	236
	Total	$547
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1
Equity Risk	Futures Contracts	126
Equity Risk	Swap Agreements	(58)
	Total	$69

At September 30, 2015, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)		Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$—	@	$	(— @)
Swap Agreements	127			(133)
Total	$127			$(133)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

23

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of September 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Citibank NA	$68		$—		$—	$68
Goldman Sachs International	59		—		(40)	19
JPMorgan Chase Bank NA	—	@	(—	@)	—	0
State Street Bank and Trust Co.	—	@	(—	@)	—	0
Total	$127		$—		$—	$87

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$133		$—		$—	$133
JPMorgan Chase Bank NA	—	@	(—	@)	—	0
State Street Bank and Trust Co.	—	@	(—	@)	—	0
Total	$133		$—		$—	$133

@ Amount is less than $500.

For the six months ended September 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$600,000
Futures Contracts:
Average monthly original value	$4,276,000
Swap Agreements:
Average monthly notional amount	$6,256,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to the Fund. Expenses which cannot be directly attributed are apportioned based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.52% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.25% for Class I shares and 1.15% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended September 30, 2015, approximately $55,000 of

24

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

advisory fees were waived and approximately $22,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: Morgan Stanley Investment Management Inc. ("MSIM Inc."), a wholly-owned subsidiary of Morgan Stanley, serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the Fund's Distributor of the Fund's shares pursuant to a Distribution Agreement. The Fund has adopted a Plan of Distribution (the "Plan") with respect to Class A and Class C shares pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A and 1.00 % of the Fund's average daily net assets attributable to Class C shares, of which 0.75% is a distribution fee.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended September 30, 2015, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $17,702,000 and $18,723,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended September 30, 2015.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended September 30, 2015 is as follows:

Value March 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value September 30, 2015 (000)
$622	$8,360	$8,559	$—	@	$423

@ Amount is less than $500.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued

25

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended March 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Paid-in- Capital (000)
$376	$139	$399	$143

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap income reclass, distribution redesignations and capital gain and return of capital distributions from real estate investment trusts and business development companies, resulted in the following reclassifications among the components of net assets at March 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$100	$(89)	$(11)

At March 31, 2015, the Fund had no distributable earnings on a tax basis.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended March 31, 2015, the fund utilized capital loss carryovers for U.S. Federal income tax purposes of approximately $416,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended March 31, 2015, the Fund deferred to April 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$488

I. Other: At September 30, 2015, the Fund had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 51.8%.

26

AIP Series Trust

Semi-Annual Report — September 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator (an affiliate of the Adviser and defined herein) under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Administrator's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and the period since inception on April 30, 2013. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

AIP Series Trust

Semi-Annual Report — September 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

AIP Series Trust

Semi-Annual Report — September 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

29

AIP Series Trust

Semi-Annual Report — September 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

30

AIP Series Trust

Semi-Annual Report — September 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

31

AIP Series Trust

Semi-Annual Report — September 30, 2015

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser

Morgan Stanley AIP GP LP
522 Fifth Avenue
New York, New York 10036

Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the AIP Series Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley AIP GP LP
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

DASFSAN
1334690 EXP 11.30.16

ALTERNATIVE INVESTMENT PARTNERS

AIP Series Trust

AIP Dynamic Alpha Capture Fund

Semi-Annual Report

September 30, 2015

AIP Series Trust

Semi-Annual Report — September 30, 2015

Table of Contents

Shareholders' Letter	2
Expense Example	3
Investment Overview	4
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Investment Advisory Agreement Approval	27
U.S. Privacy Policy	29
Trustee and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by the prospectus of the AIP Series Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in AIP Dynamic Alpha Capture Fund (the "Fund") performed during the latest six-month period.

Morgan Stanley AIP GP LP is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley AIP GP LP, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

October 2015

AIP Series Trust

Semi-Annual Report — September 30, 2015

Expense Example (unaudited)

AIP Dynamic Alpha Capture Fund

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including sales charges (loads); and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/15	Actual Ending Account Value 9/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
AIP Dynamic Alpha Capture Fund Class A	$1,000.00	$941.30	$1,017.70	$7.15	$7.44	1.47%
AIP Dynamic Alpha Capture Fund Class C	1,000.00	937.10	1,013.94	10.78	11.21	2.22
AIP Dynamic Alpha Capture Fund Class I	1,000.00	942.40	1,019.35	5.55	5.77	1.14
AIP Dynamic Alpha Capture Fund Class IS	1,000.00	942.40	1,019.45	5.45	5.67	1.12

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/365 (to reflect the most recent one-half year period).

**  Annualized.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Investment Overview (unaudited)

AIP Dynamic Alpha Capture Fund

Performance

For the six-month period ended September 30, 2015, the Fund's Class I shares had a total return based on net asset value and reinvestment of distributions per share of –5.76%, net of fees. The Fund's Class I shares underperformed against the Fund's benchmark, HFRX Global Hedge Fund Index, which returned –5.01%.

Factors Affecting Performance

•  The overall investment environment and the Fund's performance were driven mainly by the slowdown in global growth, which was initiated by the slowdown in China, and the potential start to the U.S. interest rate hiking cycle. Equity markets sold off over the time period, adjusting to the reduced levels of expected growth and potential monetary tightening. In addition, particular sector-specific events in the U.S. health care and energy sectors also affected performance.

•  The Chinese economy decelerated throughout the past six months and despite stimulus measures by the Chinese central bank, signs of a further slowdown emerged with inflation and industrial production slowing. China's deceleration fed through to the global economy. The International Monetary Fund lowered its growth estimates, globally, for the developed markets, and in particular the emerging markets, which are most affected. Equities worldwide sold off mid-August through September erasing gains for the year.

•  Additionally, anticipation of the U.S. Federal Reserve (Fed) rate hike induced volatility and uncertainty into the markets. The Fed deferred the start of the U.S. interest rate cycle, citing weakness in the equity market, a slowdown in emerging market growth, and the strength of the U.S. dollar as reasons for the delay. Its decision confirmed investor fears regarding weakness in global growth and put further downward pressure on equities. The Fund's equity strategies, including the long-biased, activist, and small-cap premium strategies were negatively affected. However, the Fund's short-biased strategy performed positively, outpaced its respective benchmark, and was the second-largest contributor to Fund performance.

•  Also, within U.S. equities, the health care and energy sectors experienced sector-specific events that further affected the Fund's long-biased alpha strategy, which was the largest detractor from Fund performance. Health care stocks were pressured by the broader market pull-back, and fears of legislation targeting drug pricing deepened losses. The energy sector was further influenced by falling oil and natural gas prices, as well as surprise announcements regarding spin-offs and divestures.

•  Finally, as part of the Fund's investment mandate, we seek to manage market exposure so that the Fund provides meaningful diversification benefits when added to an investor's overall portfolio of equities and bonds. We specifically seek low beta (a measure of sensitivity to market movements) to equities to help protect against substantial market corrections. Beta management is done through the use of futures and swaps for hedging purposes. Over the reporting period this strategy benefited the portfolio and was the largest contributor to Fund performance due to the weak performance of the S&P 500 Index.

Management Strategies

•  Within idiosyncratic alpha strategies, we had increased the Fund's overall allocation to this category, including the long-biased, short-biased and activist strategies. Given our view of the end of the beta-driven equity rally and the start of uncertainty and volatility in the equity markets, we placed emphasis on higher alpha-generating strategies over beta-driven strategies. As the market correction took hold throughout August, we reduced this overall category in favor of increasing the S&P beta hedge of the portfolio and thereby reducing overall market beta exposure.

•  Within systematic alpha strategies, we closed or reduced certain positions. During the reporting period, we removed the foreign exchange (FX) carry and merger arbitrage strategies and reduced the value/growth strategy. Merger arbitrage exposure is partially encompassed in our activist alpha strategy. FX carry remains challenged due to its exposure to commodity-linked currencies, which continue to create currency volatility and a negative effect on the strategy. We maintained the Fund's allocation to small-cap premium and marginally increased exposure to mean reversion.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Investment Overview (unaudited) (cont'd)

AIP Dynamic Alpha Capture Fund

Performance Compared to the HFRX Global Hedge Fund Index(1) and Lipper Absolute Return Funds Index(2)

	Period Ended September 30, 2015 Total Returns(3)
	One Year	Five Years	Ten Years	Since Inception(5)
Class A Shares w/o sales charges(4)	—	—	—	–6.14%
Class A Shares with maximum sales charges(4)	—	—	—	–11.28
Class C Shares w/o sales charges(4)	—	—	—	–6.86
Class C Shares with maximum sales charges(4)	—	—	—	–7.78
Class I Shares w/o sales charges(4)	—	—	—	–5.89
Class IS Shares w/o sales charges(4)	—	—	—	–5.89
HFRX Global Hedge Fund Index	—	—	—	–3.46
Lipper Absolute Return Funds Index	—	—	—	–2.35

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. Returns for periods less than one year are not annualized. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

(1)  The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies: including but not limited to convertible arbitrage, distressed securities, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in hedge fund history. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Lipper Absolute Return Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Absolute Return Funds Index classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Fund is in the Lipper Absolute Return Funds classification.

(3)  Total returns for the Fund reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower.

(4)  Commenced operations on October 31, 2014.

(5)  For comparative purposes, since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Indexes.

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

Portfolio of Investments

AIP Dynamic Alpha Capture Fund

	Shares	Value (000)
Common Stocks (65.3%)
Aerospace & Defense (1.5%)
Precision Castparts Corp.	284	$65
TransDigm Group, Inc. (a)	377	80
		145
Banks (5.7%)
Investors Bancorp, Inc.	10,414	129
US Bancorp	3,756	154
Wells Fargo & Co.	5,572	286
		569
Beverages (3.5%)
Constellation Brands, Inc., Class A	2,834	355
Biotechnology (2.7%)
Amgen, Inc.	913	126
United Therapeutics Corp. (a)	1,113	146
		272
Capital Markets (7.3%)
Bank of New York Mellon Corp. (The)	12,543	491
Goldman Sachs Group, Inc. (The)	1,382	240
		731
Chemicals (4.9%)
Air Products & Chemicals, Inc.	1,804	230
CF Industries Holdings, Inc.	2,972	134
Dow Chemical Co. (The)	2,907	123
		487
Construction & Engineering (0.6%)
AECOM (a)	2,287	63
Consumer Finance (2.8%)
Capital One Financial Corp.	3,840	278
Diversified Consumer Services (0.6%)
Sotheby's	1,749	56
Diversified Financial Services (1.2%)
McGraw Hill Financial, Inc.	1,436	124
Food & Staples Retailing (5.1%)
Costco Wholesale Corp.	768	111
Sysco Corp.	1,589	62
Walgreens Boots Alliance, Inc.	4,104	341
		514
Food Products (0.7%)
Kraft Heinz Co. (The)	1,013	72
Health Care Equipment & Supplies (3.1%)
Hologic, Inc. (a)	7,945	311
Health Care Providers & Services (0.9%)
Express Scripts Holding Co. (a)	1,146	93
Hotels, Restaurants & Leisure (1.0%)
Aramark	3,283	97
Independent Power Producers & Energy Traders (1.0%)
NRG Energy, Inc.	6,848	102
	Shares	Value (000)
Information Technology Services (3.4%)
Blackhawk Network Holdings, Inc. (a)	1,507	$64
Mastercard, Inc., Class A	1,817	164
Visa, Inc., Class A	1,680	117
		345
Insurance (2.2%)
American International Group, Inc.	3,907	222
Internet & Catalog Retail (0.6%)
Shutterfly, Inc. (a)	1,625	58
Internet Software & Services (1.7%)
Akamai Technologies, Inc. (a)	1,763	122
eBay, Inc. (a)	1,895	46
		168
Life Sciences Tools & Services (0.7%)
Illumina, Inc. (a)	424	75
Machinery (0.7%)
AGCO Corp.	1,465	68
Media (3.4%)
Liberty Global PLC Series C (a)	3,736	153
Liberty Media Corp., Class A (a)	1,712	61
Lions Gate Entertainment Corp. (Canada)	1,668	62
Time Warner Cable, Inc.	351	63
		339
Oil, Gas & Consumable Fuels (0.7%)
Rice Energy, Inc. (a)	4,304	70
Professional Services (0.6%)
TransUnion (a)	2,467	62
Real Estate Management & Development (1.5%)
Forest City Enterprises, Inc., Class A (a)	7,397	149
Software (4.9%)
Autodesk, Inc. (a)	2,347	104
CDK Global, Inc.	6,615	316
VMware, Inc., Class A (a)	920	72
		492
Specialty Retail (0.6%)
Asbury Automotive Group, Inc. (a)	780	63
Tech Hardware, Storage & Peripherals (1.0%)
SanDisk Corp.	1,878	102
Trading Companies & Distributors (0.7%)
Avolon Holdings Ltd. (a)	2,144	65
Total Common Stocks (Cost $7,283)		6,547

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

AIP Dynamic Alpha Capture Fund

	Shares	Value (000)
Short-Term Investment (26.8%)
Investment Company (26.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $2,692)	2,692,392	$2,692
Total Investments (92.1%) (Cost $9,975) (b)(c)		9,239
Other Assets in Excess of Liabilities (7.9%)		797
Net Assets (100.0%)		$10,036

(a)  Non-income producing security.

(b)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and swap agreements.

(c)  At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,000 and the aggregate gross unrealized depreciation is approximately $747,000 resulting in net unrealized depreciation of approximately $736,000.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	AUD	43	$30	12/17/15	USD	30	$30	$	(—	@)
JPMorgan Chase Bank NA	GBP	8	13	12/17/15	USD	13	13		—	@
JPMorgan Chase Bank NA	JPY	1,564	13	12/17/15	USD	13	13		—	@
JPMorgan Chase Bank NA	NOK	146	17	12/17/15	USD	17	17		—	@
JPMorgan Chase Bank NA	NZD	68	43	12/17/15	USD	43	43		(—	@)
JPMorgan Chase Bank NA	SEK	176	21	12/17/15	USD	21	21		—	@
JPMorgan Chase Bank NA	USD	43	43	12/17/15	CHF	41	43		(—	@)
JPMorgan Chase Bank NA	USD	17	17	12/17/15	EUR	15	17		(—	@)
JPMorgan Chase Bank NA	USD	13	13	12/17/15	GBP	8	13		(—	@)
JPMorgan Chase Bank NA	USD	13	13	12/17/15	JPY	1,564	13		—	@
JPMorgan Chase Bank NA	USD	31	31	12/17/15	SEK	258	31		—	@
State Street Bank and Trust Co.	CHF	41	43	12/17/15	USD	43	43		—	@
State Street Bank and Trust Co.	EUR	15	17	12/17/15	USD	17	17		—	@
State Street Bank and Trust Co.	SEK	82	10	12/17/15	USD	10	10		—	@
State Street Bank and Trust Co.	USD	30	30	12/17/15	AUD	43	30		(—	@)
State Street Bank and Trust Co.	USD	18	18	12/17/15	NOK	146	17		(1)
State Street Bank and Trust Co.	USD	43	43	12/17/15	NZD	68	44		1
			$415				$415	$	(—	@)

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

AIP Dynamic Alpha Capture Fund

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	Russell 2000 Net Index	$992	3 Month USD LIBOR minus 0.55%	Receive	1/22/16	$(121)
Bank of America NA	Russell 2000 Net Index	54	3 Month USD LIBOR minus 0.55%	Receive	1/27/16	(7)
Bank of America NA	U.S. Mean Reversion	259	3 Month USD LIBOR plus 0.85%	Receive	3/31/16	(—	@)
Bank of America NA	U.S. Mean Reversion	111	3 Month USD LIBOR plus 0.85%	Receive	4/5/16	(—	@)
Citibank NA	Citi Custom Short Alpha Strategy Basket Index††	1,015	3 Month USD LIBOR minus 0.09%	Pay	8/22/16	128
Goldman Sachs International	S&P 500 Total Return Index	1,252	3 Month USD LIBOR plus 0.29%	Pay	3/18/16	24
Goldman Sachs International	S&P 500 Total Return Index	1,001	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	19
Goldman Sachs International	S&P 500 Total Return Index	175	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	3
Goldman Sachs International	S&P 500 Total Return Index	542	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	10
Goldman Sachs International	S&P 500 Total Return Index	189	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	4
Goldman Sachs International	S&P 500 Total Return Index	1,114	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	20
Goldman Sachs International	S&P 500 Total Return Index	120	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	2
Goldman Sachs International	S&P 500 Total Return Index	324	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	6
						$88

††  See table below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Citi Custom Short Alpha Strategy Basket Index as of September 30, 2015.

Security Description	Index Weight
Citi Custom Short Alpha Strategy Basket Index
Accenture PLC	2.71%
Amedisys, Inc.	2.39
AptarGroup Inc	2.69
Ascena Retail Group, Inc.	3.20
Bellatrix Exploration Ltd.	2.54
Blackstone Group LP (The)	2.36
Children's Place, Inc. (The)	2.74
Clean Harbors, Inc.	2.34
Discover Financial Services	2.68
Douglas Dynamics, Inc.	2.46
Genworth Financial, Inc.	2.52
Graphic Packaging Holding Co.	2.41
Insulet Corp.	2.44
Janus Capital Group, Inc.	2.44
Keurig Green Mountain, Inc.	2.93
Kite Pharma, Inc.	2.64
LinkedIn Corp.	2.85
LSB Industries, Inc.	1.65
Security Description	Index Weight
Lydall, Inc.	2.68%
Marketo, Inc.	2.78
Methanex Corp.	2.13
MobileIron, Inc.	1.97
NETGEAR, Inc.	2.52
New Media Investment Group, Inc.	2.77
Newmont Mining Corp.	2.57
NRG Yield, Inc.	1.88
Owens Corning	2.54
PVH Corp.	2.52
Rayonier Advanced Materials, Inc.	1.26
salesforce.com, Inc.	2.68
Sealed Air Corp.	2.45
Starwood Hotels & Resorts Worldwide, Inc.	2.45
TEGNA, Inc.	2.48
Towers Watson & Co.	2.66
Unilever PLC	2.66
United Rentals, Inc.	2.62
Veeva Systems, Inc.	2.63
WageWorks, Inc.	2.65
Watts Water Technologies, Inc.	2.63
Weatherford International PLC	2.48
100.00%

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

AIP Dynamic Alpha Capture Fund

@    Value is less than $500.

LIBOR  London Interbank Offered Rate.

AUD  —  Australian Dollar

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

SEK  —  Swedish Krona

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.6%
Short-Term Investment	29.1
Capital Markets	7.9
Banks	6.2
Food & Staples Retailing	5.6
Software	5.3
Chemicals	5.3
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open foreign currency forward exchange contracts with net unrealized depreciation of less than $500 and does not include open swap agreements with net unrealized appreciation of approximately $88,000.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

AIP Dynamic Alpha Capture Fund

Statement of Assets and Liabilities	September 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $7,283)	$6,547
Investment in Security of Affiliated Issuer, at Value (Cost $2,692)	2,692
Total Investments in Securities, at Value (Cost $9,975)	9,239
Receivable for Investments Sold	684
Unrealized Appreciation on Swap Agreements	216
Due from Adviser	61
Prepaid Offering Costs	17
Receivable for Swap Agreements Termination	10
Dividends Receivable	5
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	1
Receivable from Affiliate	—	@
Other Assets	46
Total Assets	10,279
Liabilities:
Unrealized Depreciation on Swap Agreements	128
Due to Broker	50
Payable for Offering Costs	23
Payable for Professional Fees	20
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Custodian Fees	1
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	15
Total Liabilities	243
Net Assets	$10,036
Net Assets Consist of:
Paid-in-Capital	$10,766
Distributions in Excess of Net Investment Income	(165)
Accumulated Net Realized Gain	83
Unrealized Appreciation (Depreciation) on:
Investments	(736)
Foreign Currency Forward Exchange Contracts	(—	@)
Swap Agreements	88
Net Assets	$10,036

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

AIP Dynamic Alpha Capture Fund

Statement of Assets and Liabilities (cont'd)	September 30, 2015 (000)
CLASS A:
Net Assets	$381
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	40,972
Net Asset Value, Redemption Price Per Share	$9.30
Maximum Sales Load	5.50%
Maximum Sales Charge	$0.54
Maximum Offering Price Per Share	$9.78
CLASS C:
Net Assets	$92
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$9.24
CLASS I:
Net Assets	$9,039
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	970,000
Net Asset Value, Offering and Redemption Price Per Share	$9.32
CLASS IS:
Net Assets	$524
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	56,204
Net Asset Value, Offering and Redemption Price Per Share	$9.32

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

AIP Dynamic Alpha Capture Fund

Statement of Operations	Six Months Ended September 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$41
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	43
Expenses:
Offering Costs	93
Advisory Fees (Note B)	45
Professional Fees	34
Custodian Fees (Note F)	12
Shareholder Reporting Fees	8
Registration Fees	7
Administration Fees (Note C)	4
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Trustees' Fees and Expenses	— @
Other Expenses	5
Total Expenses	215
Expenses Reimbursed by Adviser (Note B)	(106)
Waiver of Advisory Fees (Note B)	(45)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(— @)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	62
Net Investment Loss	(19)
Realized Gain (Loss):
Investments Sold	(237)
Foreign Currency Forward Exchange Contracts	(16)
Foreign Currency Transactions	(3)
Futures Contracts	90
Swap Agreements	386
Net Realized Gain	220
Change in Unrealized Appreciation (Depreciation):
Investments	(845)
Foreign Currency Forward Exchange Contracts	1
Foreign Currency Translations	— @
Swap Agreements	28
Net Change in Unrealized Appreciation (Depreciation)	(816)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(596)
Net Decrease in Net Assets Resulting from Operations	$(615)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015 (unaudited)

AIP Dynamic Alpha Capture Fund

Statements of Changes in Net Assets	Six Months Ended September 30, 2015 (unaudited) (000)	Period from October 31, 2014^ to March 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(19)	$(14)
Net Realized Gain (Loss)	220	(168)
Net Change in Unrealized Appreciation (Depreciation)	(816)	168
Net Decrease in Net Assets Resulting from Operations	(615)	(14)
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(4)
Class C:
Net Investment Income	—	(1)
Class I:
Net Investment Income	—	(95)
Class IS:
Net Investment Income	—	(1)
Total Distributions	—	(101)
Capital Share Transactions:(1)
Class A:
Subscribed	6	401
Distributions Reinvested	—	3
Class C:
Subscribed	—	100
Class I:
Subscribed	—	9,700
Class IS:
Subscribed	102	458
Redeemed	(4)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	104	10,662
Total Increase (Decrease) in Net Assets	(511)	10,547
Net Assets:
Beginning of Period	10,547	—
End of Period (Including Distributions in Excess of Net Investment Income of $(165) and $(146))	$10,036	$10,547
(1) Capital Share Transactions:
Class A:
Shares Subscribed	1	40
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class A Shares Outstanding	1	40
Class C:
Shares Subscribed	—	10
Net Increase in Class C Shares Outstanding	—	10
Class I:
Shares Subscribed	—	970
Net Increase in Class I Shares Outstanding	—	970
Class IS:
Shares Subscribed	10	46
Shares Redeemed	(— @@)	—
Net Increase in Class IS Shares Outstanding	10	46

^  Commencement of Operations.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Financial Highlights

AIP Dynamic Alpha Capture Fund

	Class A
Selected Per Share Data and Ratios	Six Months Ended September 30, 2015 (unaudited)		Period from October 31, 2014^ to March 31, 2015
Net Asset Value, Beginning of Period	$9.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss)	(0.55)		0.00	‡
Total from Investment Operations	(0.58)		(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)
Net Asset Value, End of Period	$9.30		$9.88
Total Return++	(5.87	)%#	(0.28	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$381		$399
Ratio of Expenses to Average Net Assets (1)	1.47	%+*	1.45	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.66	)%+*	(0.64	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*	0.05	%*
Portfolio Turnover Rate	321	%#	205	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.58	%*	5.45	%*
Net Investment Loss to Average Net Assets	(3.77	)%*	(4.64	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Financial Highlights

AIP Dynamic Alpha Capture Fund

	Class C
Selected Per Share Data and Ratios	Six Months Ended September 30, 2015 (unaudited)		Period from October 31, 2014^ to March 31, 2015
Net Asset Value, Beginning of Period	$9.86		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.07)		(0.06)
Net Realized and Unrealized Gain (Loss)	(0.55)		0.00	‡
Total from Investment Operations	(0.62)		(0.06)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)
Net Asset Value, End of Period	$9.24		$9.86
Total Return++	(6.29	)%#	(0.61	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$92		$99
Ratio of Expenses to Average Net Assets (1)	2.22	%+*	2.20	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.41	)%+*	(1.40	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*	0.05	%*
Portfolio Turnover Rate	321	%#	205	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.35	%*	7.24	%*
Net Investment Loss to Average Net Assets	(5.54	)%*	(6.44	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Financial Highlights

AIP Dynamic Alpha Capture Fund

	Class I
Selected Per Share Data and Ratios	Six Months Ended September 30, 2015 (unaudited)		Period from October 31, 2014^ to March 31, 2015
Net Asset Value, Beginning of Period	$9.89		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.02)		(0.01)
Net Realized and Unrealized Gain (Loss)	(0.55)		0.00	‡
Total from Investment Operations	(0.57)		(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)
Net Asset Value, End of Period	$9.32		$9.89
Total Return++	(5.76	)%#	(0.13	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,039		$9,591
Ratio of Expenses to Average Net Assets (1)	1.14	%+*	1.12	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.33	)%+*	(0.32	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*	0.05	%*
Portfolio Turnover Rate	321	%#	205	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.01	%*	4.85	%*
Net Investment Loss to Average Net Assets	(3.20	)%*	(4.05	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Financial Highlights

AIP Dynamic Alpha Capture Fund

	Class IS
Selected Per Share Data and Ratios	Six Months Ended September 30, 2015 (unaudited)		Period from October 31, 2014^ to March 31, 2015
Net Asset Value, Beginning of Period	$9.89		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.02)		(0.01)
Net Realized and Unrealized Loss	(0.55)		(0.00	)‡
Total from Investment Operations	(0.57)		(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)
Net Asset Value, End of Period	$9.32		$9.89
Total Return++	(5.76	)%#	(0.13	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$524		$458
Ratio of Expenses to Average Net Assets (1)	1.12	%+*	1.10	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.32	)%+*	(0.32	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*	0.05	%*
Portfolio Turnover Rate	321%		205	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.26	%*	5.89	%*
Net Investment Loss to Average Net Assets	(3.46	)%*	(5.11	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited)

AIP Dynamic Alpha Capture Fund (the "Fund") was organized as a separate non-diversified Fund of the AIP Series Trust, a Delaware statutory trust, which was registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and commenced operations on October 31, 2014. The Fund applies investment company accounting and reporting guidance.

AIP Dynamic Alpha Capture Fund seeks attractive long-term returns with low correlation to the broader equity markets. The Fund offers four classes of shares — Class A, Class C, Class I and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley AIP GP LP (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$145	$—	$—	$145
Banks	569	—	—	569
Beverages	355	—	—	355
Biotechnology	272	—	—	272
Capital Markets	731	—	—	731
Chemicals	487	—	—	487
Construction & Engineering	63	—	—	63
Consumer Finance	278	—	—	278
Diversified Consumer Services	56	—	—	56
Diversified Financial Services	124	—	—	124
Food & Staples Retailing	514	—	—	514
Food Products	72	—	—	72
Health Care Equipment & Supplies	311	—	—	311
Health Care Providers & Services	93	—	—	93
Hotels, Restaurants & Leisure	97	—	—	97
Independent Power Producers & Energy Traders	102	—	—	102
Information Technology Services	345	—	—	345
Insurance	222	—	—	222
Internet & Catalog Retail	58	—	—	58
Internet Software & Services	168	—	—	168
Life Sciences Tools & Services	75	—	—	75
Machinery	68	—	—	68
Media	339	—	—	339
Oil, Gas & Consumable Fuels	70	—	—	70
Professional Services	62	—	—	62

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Real Estate Management & Development	$149	$—	$—	$149
Software	492	—	—	492
Specialty Retail	63	—	—	63
Tech Hardware, Storage & Peripherals	102	—	—	102
Trading Companies & Distributors	65	—	—	65
Total Common Stocks	6,547	—	—	6,547
Short-Term Investment
Investment Company	2,692	—	—	2,692
Foreign Currency Forward Exchange Contracts	—	1	—	1
Total Return Swap Agreements	—	216	—	216
Total Assets	9,239	217	—	9,456
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1)	—	(1)
Total Return Swap Agreements	—	(128)	—	(128)
Total Liabilities	—	(129)	—	(129)
Total	$9,239	$88	$—	$9,327

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract. As of September 30, 2015, the Fund did not have any open futures contracts.

Swaps: The Fund may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of September 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$1
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	216
Total			$217

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(128)
Total			$(129)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(16)
Equity Risk	Futures Contracts	90
Equity Risk	Swap Agreements	386
	Total	$460
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1
Equity Risk	Swap Agreements	28
	Total	$29

At September 30, 2015, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$1	$(1)
Swap Agreements	216	(128)
Total	$217	$(129)

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of September 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Citibank NA	$128		$—	$—	$128
Goldman Sachs International	88		—	(50)	38
JPMorgan Chase Bank NA	—	@	(— @)	—	0
State Street Bank and Trust Co.	1		(1)	—	0
Total	$217		$(1)	$(50)	$166

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$128		$—	$—	$128
JPMorgan Chase Bank NA	—	@	(— @)	—	0
State Street Bank and Trust Co.	1		(1)	—	0
Total	$129		$(1)	$—	$128

@ Amount is less than $500.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended September 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$1,250,000
Futures Contracts:
Average monthly original value	$2,060,000
Swap Agreements:
Average monthly notional amount	$5,657,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to the Fund. Expenses which cannot be directly attributed are apportioned based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the Fund's average daily net assets. Effective October 1, 2015, the advisory fee was reduced to 0.55%.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.25% for Class I shares and 1.15% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended September 30, 2015, approximately $45,000 of advisory fees were waived and approximately $107,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: Morgan Stanley Investment Management Inc. ("MSIM Inc."), a wholly-owned subsidiary of Morgan Stanley, serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the Fund's Distributor of the Fund's shares pursuant to a Distribution Agreement. The Fund has adopted a Plan of Distribution (the "Plan") with respect to Class A and Class C shares pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A and 1.00% of the Fund's average daily net assets attributable to Class C shares, of which 0.75% is a distribution fee.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended September 30, 2015, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $23,986,000 and $23,869,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended September 30, 2015.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended September 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended September 30, 2015 is as follows:

Value March 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value September 30, 2015 (000)
$2,923	$10,577	$10,808	$2	$2,692

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2015 was as follows:

2015 Distributions Paid From: Ordinary Income (000)
$101

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and swap income reclass, resulted in the following reclassifications among the components of net assets at March 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(31)	$31	$—

At March 31, 2015, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$96	$—

At March 31, 2015, the Fund had available for Federal income tax purposes unused short term and long term capital losses of approximately $115,000 and $1,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Other: At September 30, 2015, the Fund had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 78.7%.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator (an affiliate of the Adviser and defined herein) under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Administrator's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the period since inception on October 31, 2014. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

AIP Series Trust

Semi-Annual Report — September 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

AIP Series Trust

Semi-Annual Report — September 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

AIP Series Trust

Semi-Annual Report — September 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

AIP Series Trust

Semi-Annual Report — September 30, 2015

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser

Morgan Stanley AIP GP LP
522 Fifth Avenue
New York, New York 10036

Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the AIP Series Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley AIP GP LP
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

DACFSAN
1334674 EXP 11.30.16

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley AIP Series Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015